Note 13 - Provisions	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of provisions [text block]
13.	PROVISIONS

During fiscal
2019,
Just Energy’s management team approved several restructuring actions including targeted workforce reductions. These actions include the elimination of over
200
positions. The actions are in direct alignment with Just Energy’s ongoing transition to a consumer-focused company and are expected to generate future cost savings.

Three months ended June 30, 2019
Balance, beginning of the period	6,616
Restructuring costs paid during the quarter	(3,146)
Balance, end of the period	$3,470